Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Financial instruments [Abstract]
Changes in the Carrying Value of Current and Non-current Loans and Borrowings
The changes in the carrying value of current and non-current credit facilities are as follows:

Credit facilities
Balance, June 30, 2022	—
Acquired through business combination	39,697
Drawings	7,242
Interest accretion	343
Principal repayments	(1,548)
Balance, March 31, 2023	45,734
Drawings	14,544
Interest accretion	23
Principal repayments	(3,042)
Balance, March 31, 2024	57,259
Current portion	(52,361)
Long-term portion	4,898

Detailed Information about Borrowings

$
Balance, June 30, 2022	226,504
Interest paid	(13,305)
Accretion	16,123
Accrued interest	8,956
Debt repurchased	(128,706)
Realized loss on debt repurchased	10,874
Realized loss on foreign exchange	12,125
Balance, March 31, 2023	132,571
Interest paid	(3,043)
Accretion	5,363
Accrued interest	2,199
Amortized cost of debt repurchased	(145,770)
Realized loss on debt repurchased	9,244
Unrealized gain on foreign exchange	(564)
Balance, March 31, 2024	—
Total undiscounted loans and borrowings principal repayments as at March 31, 2024 are as follows:

$
Next 12 months	52,361
Over 1 year to 3 years	4,898
Total long-term debt repayments	57,259